UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     September 30, 2007
                                                   ------------------

Check here if Amendment [  ]; Amendment Number:
                                                   ------------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           PI Investment Management Limited
                -------------------------------------------
Address:        5th Floor, Alexandra House, The Sweepstakes
                -------------------------------------------
                Ballsbridge, Dublin 4, IRELAND
                -------------------------------------------

Form 13F File Number:   028-11988
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Patti Eyers
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          011 353 1 6699220
                -----------------------

Signature, Place and Date of Signing:


           /s/ Patti Eyers             Dublin, IRELAND        6 November, 2007
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


None.

                              FORM 13F SUMMARY PAGE

                                 Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  32
                                                 --------------------

Form 13F Information Table Value Total:                737,925
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


PI Investment Management Limited - September 30, 2007

                                       Title
                                        of                    Value               Investment   Other    Voting    Voting   Voting
Name of Issuer                         Class     CUSIP       ($1,000)  Shares     Discretion  Managers   Sole     Shared    None
--------------                         -----     -----       --------  ------     ----------  --------  -------  -------- --------

AFLAC INC COM STK USD0.10	       Common	 001055102   27,144	 477,046   Sole	       None	    477,046
ALTRIA GROUP INC COM USD0.333333       Common	 02209S103   39,393      574,245   Sole	       None	    574,245
AMER EXPRESS CO COM USD0.20	       Common	 025816109   16,883	 286,102   Sole	       None	    286,102
AUTO DATA PROCESS COM STK USD0.10      Common	 053015103   17,149      367,999   Sole	       None         367,999
BECTON DICKINSON COM STK USD1	       Common	 075887109   14,249	 172,483   Sole	       None	    172,483
CHEESECAKE FACTORY COM STK USD0.01     Common	 163072101   10,841      460,153   Sole	       None         460,153
CISCO SYSTEMS COM USD0.001	       Common	 17275R102   22,399	 678,956   Sole	       None         678,956
CITIGROUP INC                          Common	 172967101   20,388	 437,970   Sole	       None         437,970
EMERSON ELECTRIC CO                    Common	 291011104   25,724      498,813   Sole	       None         498,813
EXXON MOBIL CORP COM STK NPV	       Common	 30231G102   27,924      302,302   Sole	       None         302,302
FISERV INC COM STK USD0.01	       Common	 337738108   14,560	 288,825   Sole	       None         288,825
GEN DYNAMICS CORP COM STK USD1	       Common	 369550108   33,838	 401,068   Sole	       None         401,068
GEN ELEC CO COM STK USD0.06	       Common	 369604103   51,090    1,237,939   Sole	       None       1,237,939
HEWLETT-PACKARD CO	               Common	 428236103   15,081	 297,920   Sole	       None         297,920
HOME DEPOT INC COM STK USD0.05	       Common	 437076102    9,640	 292,224   Sole	       None         292,224
ILLINOIS TOOL WKS COM STK NPV	       Common	 452308109   21,508      366,590   Sole	       None         366,590
JOHNSON & JOHNSON COM STK USD1	       Common	 478160104   68,048    1,040,643   Sole	       None       1,040,643
JOHNSON CONTROLS COM USD0.16 2/3       Common	 478366107   23,971	 205,847   Sole	       None         205,847
MCDONALDS CORPORATION NPV              Common	 580135101   14,894      271,793   Sole	       None         271,793
MEDTRONIC INC COM STK USD0.10	       Common	 585055106   19,879	 349,116   Sole	       None         349,116
NIKE INC CLASS B COM STK NPV	       Common	 654106103   17,725	 303,556   Sole	       None         303,556
OMNICOM GROUP INC.                     Common	 681919106   22,184	 463,515   Sole	       None         463,515
O REILLY AUTOMOTVE COM STK USD0.01     Common	 686091109   15,810	 465,413   Sole	       None         465,413
PRAXAIR INC COM STK USD0.01	       Common	 74005P104   20,908	 251,539   Sole	       None         251,539
REPUBLIC SERVICES INC                  Common	 760759100   14,974	 456,093   Sole	       None         456,093
ROCKWELL COLLINS I COM STK USD0.01     Common	 774341101   28,609      390,993   Sole	       None         390,993
SHERWIN-WILLIAMS COM STK USD1	       Common	 824348106   14,551	 217,466   Sole	       None         217,466
TAIWAN SEMICONDUCTOR MANUFACT CO ADR   ADR	 874039100	147       14,598   Sole	       None          14,598
TARGET CORP COM USD0.0833	       Common	 87612E106   16,787      268,546   Sole	       None         268,546
WAL MART STORES INC                    Common	 931142103   28,896      667,333   Sole	       None         667,333
WALGREEN CO COM STK USD0.078125	       Common	 931422109   40,255      843,734   Sole	       None         843,734
WELLS FARGO & CO COM STK USD1 2/3      Common	 949746101   22,476	 626,952   Sole	       None         626,952
                                                            =======
TOTAL			                                    737,925


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